LEASES: (Tables)	12 Months Ended
Dec. 31, 2021
LEASES:
Summary of components of lease expense

The components of lease expense for the years ended December 31, 2021 and 2020 were as follows (U.S. dollars in thousands):

	Year Ended December 31
	2021	2020
Operating lease expense	$7,260	$7,046
Short-term lease expense	509	1,916
Total lease expense	$7,769	$8,962

Summary of cash flow and other information related to leases

Cash flow and other information related to leases as of December 31, 2021 and 2020 were as follows (U.S. dollars in thousands):

	Year Ended December 31
	2021	2020
Cash paid for amounts included in the measurement of lease liabilities	$7,801	$6,978
Right-of-use assets obtained in exchange for new operating lease liabilities	$228	$385

Summary of maturities of lease commitments following the adoption of the new lease standard

	Year Ended December 31
	2021	2020
Cash paid for amounts included in the measurement of lease liabilities	$7,801	$6,978
Right-of-use assets obtained in exchange for new operating lease liabilities	$228	$385